Operating Segments (Details Narrative) (Bendon Limited) - Integer	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
OperatingSegmentsLineItems [Line Items]
Number of reportable segments	7
Bendon Limited [Member]
OperatingSegmentsLineItems [Line Items]
Number of reportable segments		7